Investment In SABMiller	12 Months Ended
Dec. 31, 2011
Investment In SABMiller [Abstract]
Investment In SABMiller

Note 7. Investment in SABMiller:

At December 31, 2011, Altria Group, Inc. held a 27.0% economic and voting interest in SABMiller. Altria Group, Inc.'s investment in SABMiller is being accounted for under the equity method.

Pre-tax earnings from Altria Group, Inc.'s equity investment in SABMiller consisted of the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Equity earnings	$703	$578	$407
Gains resulting from issuances of common stock by SABMiller	27	50	193

	$730	$628	$600

Summary financial data of SABMiller is as follows:

	At December 31,
(in millions)	2011	2010
Current assets	$5,967	$4,518

Long-term assets	$46,438	$34,744

Current liabilities	$7,591	$6,625

Long-term liabilities	$22,521	$11,270

Non-controlling interests	$1,013	$766

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Net revenues	$20,780	$18,981	$17,020

Operating profit	$3,603	$2,821	$2,173

Net earnings	$2,596	$2,133	$1,473

The fair value, based on unadjusted quoted prices in active markets, of Altria Group, Inc.'s equity investment in SABMiller at December 31, 2011, was $15.2 billion, as compared with its carrying value of $5.5 billion. The fair value, based on unadjusted quoted prices in active markets, of Altria Group, Inc.'s equity investment in SABMiller at December 31, 2010, was $15.1 billion, as compared with its carrying value of $5.4 billion.